Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

18. INCOME TAXES

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Cayman Islands levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and the Company is, therefore, not subject to tax on income or capital gains arising in Cayman Islands.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to a two-tiered income tax rate for taxable income earned in Hong Kong. The first 2,000 Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements, as it has no assessable profit for the six months ended June 30, 2024 and 2025, respectively.

PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (the “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.

As of June 30, 2025, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it will be subject to 25% PRC enterprise income tax under the EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax. The Company will continue to monitor changes in the interpretation or guidance of this law.

Loss before income taxes consisted of:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Non-PRC	(6,113)	(4,143)	(579)
PRC	(20,403)	(22,933)	(3,202)
	(26,516)	(27,076)	(3,781)

The following table presents the composition of income tax expenses for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	-	326	46
	-	326	46

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,	For the Six Months Ended
	2024	June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Loss before provision for income taxes	(56,362)	(27,076)	(3,781)
Income tax benefit computed at an applicable tax rate of 25%	(14,091)	(6,769)	(945)
The effect of different tax rate	659	111	15
Change in valuation allowance	13,432	6,984	975
Income tax expense	-	326	46

Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Deferred tax assets:
Intra-group transaction	45,483	52,467	7,324
Total deferred tax assets	45,483	52,467	7,324
Less: valuation allowance	(45,483)	(52,467)	(7,324)
Deferred tax assets, net	-	-	-

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of the year ended December 31, 2024 and the six months ended June 30, 2025, the Group did not have any significant unrecognized uncertain tax positions.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its condensed consolidated statements of operations for the periods ended June 30, 2024 and 2025, respectively.